Stockholders' Equity (Deficit) (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Fair Value Inputs
Key assumptions for the Black-Scholes model used to determine the fair value of warrants outstanding as of each period end were as follows:

	September 30, 2024	December 31, 2023
Warrant term (years)	1.87	2.61
Volatility	177.23%	113.50%
Risk-free rate	3.70%	4.05%
Dividend yield	0.00%	0.00%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

	Class A Warrants	Class B Warrants	Placement Agent Warrants
Warrant term (years)	5.50	1.50	1.49
Volatility	97.50%	97.50%	97.50%
Risk-free rate	3.46%	3.79%	3.79%
Dividend yield	—%	—%	—%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

Warrant term (years)	5.00
Volatility	95.00%
Risk-free rate	4.33%
Dividend yield	—%

The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Pre Modification	Post Modification
Warrant term (years)	4.87	5.00
Volatility	95.00%	95.00%
Risk-free rate	4.22%	4.21%
Dividend yield	—%	—%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

Warrant term (years)	5.00
Volatility	97.50%
Risk-free rate	4.02%
Dividend yield	—%

The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Pre Modification	Post Modification
Warrant term (years)	4.83	5.00
Volatility	97.50%	97.50%
Risk-free rate	3.85%	3.84%
Dividend yield	—%	—%

Key assumptions for the Black-Scholes model used to determine the fair value of warrants outstanding as of December 31, 2023 were as follows:

Warrant term (years)	2.61
Volatility	113.50%
Risk-free rate	4.05%
Dividend yield	0.00%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

November Warrants
Warrant term (years)	5.00
Volatility	86.00%
Risk-free rate	4.60%
Dividend yield	0.00%

The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Induced Warrants
	Before Modification	After Modification
Warrant term (years)	4.91	4.91
Volatility	89.00%	89.00%
Risk-free rate	4.55%	4.55%
Dividend yield	0.00%	0.00%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

October Warrants
Warrant term (years)	5.00
Volatility	92.00%
Risk-free rate	4.67%
Dividend yield	0.00%

The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Before Modification		After Modification
	February Class A Warrants and Series A Warrants	Series B Warrants	Modified Warrants
Warrant term (years)	4.94	0.95	5.01
Volatility	88.00%	86.00%	89.00%
Risk-free rate	4.55%	5.39%	4.67%
Dividend yield	0.00%	0.00%	0.00%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

	Series A Warrants	Series B Warrants
Warrant term (years)	5.00	1.00
Volatility	85.00%	79.00%
Risk-free rate	4.35%	5.33%
Dividend yield	0.00%	0.00%

The significant inputs into the Black-Scholes valuation model before and after the modification date are as follows:

	Before Modification	After Modification
Warrant term (years)	4.97	5.01
Volatility	84.00%	85.00%
Risk-free rate	4.40%	4.33%
Dividend yield	0.00%	0.00%

The significant inputs into the Black-Scholes valuation model at the initial recognition date are as follows:

Warrant term (years)	5.51
Volatility	85.00%
Risk-free rate	4.03%
Dividend yield	0.00%